LEASE LIABILITIES - Caption borrowings and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities (current)	$ 7,088	$ 6,084
Lease liabilities (non-current)	35,034	38,672
Lease liabilities	$ 42,122	$ 44,756